BUSINESS COMBINATIONS - Summary of Identifiable Assets Acquired And Liabilities (Details) - Arrival LT UAB $ in Thousands	Jul. 14, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 1,027
Intangible assets	4
Trade and other receivables	100
Cash and cash equivalent	66
Lease liabilities	(172)
Deferred tax	(63)
Trade and other payables	(988)
Total	$ (26)